10.31 Fidelity Total International Index Fund Investor, Premium PRO-05 | Fidelity® Total International Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Total International Index Fund} - 10.31 Fidelity Total International Index Fund Investor, Premium PRO-05 - Fidelity® Total International Index Fund		Fidelity Total International Index Fund-Investor Class	Fidelity Total International Index Fund-Premium Class
Management fee	[1]	0.06%	0.06%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.11%	0.04%
Total annual operating expenses		0.17%	0.10%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Total International Index Fund} - 10.31 Fidelity Total International Index Fund Investor, Premium PRO-05 - Fidelity® Total International Index Fund - USD ($)	Fidelity Total International Index Fund-Investor Class	Fidelity Total International Index Fund-Premium Class
1 year	$ 17	$ 10
3 years	$ 55	$ 32